Expense Example, No Redemption - First Trust Balanced Income ETF - First Trust Balanced Income ETF	May 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 99
Expense Example, No Redemption, 3 Years	$ 309